S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Mar. 16, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As a result of their indirect interest in the founder shares through membership interests in our sponsor, our management team and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
Experience and Involvement in Other SPACs [Text Block]

Through their respective membership interests in the sponsor, each of Mr. Dadoo González, our Co-Chief Executive Officer and Chief Financial Officer, and Alberto Gutiérrez Pier, our Co-Chief Executive Officer, Chairman and director, will receive an indirect interest in 735,417 founder shares (or 862,956 founder shares if the underwriters’ over-allotment option is exercised in full), and shall purchase the right to receive 25,000 private placement units (or 25,586 private placement units if the underwriters’ over-allotment option is exercised in full) at a price of $10.00 per unit; each of our director nominees, including Luís Peña Kegel, Alfredo Flores Ibarrola and John Salemi, will each receive an indirect interest in 735,417, 367,708, and 367,708 founder shares, respectively (or 862,956, 431,478, and 431,477 founder shares, respectively, if the underwriters’ over-allotment option is exercised in full), and shall purchase the right to receive 25,000, 12,500 and 12,500 private placement units, respectively, at a price of $10.00 per unit (or 25,586, 12,793 and 12,793 private placement units, respectively, if the underwriters’ over-allotment option is exercised in full). Subject to the third-party investors purchasing 175,000 private placement units (or 191,406 private placement units if the underwriters’ over-allotment option is exercised in full) from us, our sponsor intends to transfer an aggregate of 1,339,844 founder shares (up to 114,844 founder shares of which are subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option is exercised) to such third-party investors at the closing of this offering, for an aggregate consideration of approximately $7,420, or approximately $0.005 per founder share.

Mr Dadoo Gonzalez [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Dadoo Gonz